OTHER NON-INTEREST EXPENSE	12 Months Ended
Dec. 31, 2013
Other Noninterest Expense [Abstract]
OTHER NON-INTEREST EXPENSE
NOTE 30: OTHER NON-INTEREST EXPENSE
Other non-interest expense at December 31, comprised:
	2011	2012	2013
	(EUR in millions)
Insurance claims, reserves movement, commissions and reinsurance premium ceded	1,014	470	531
Credit card costs	32	48	27
Hotel running costs	35	30	28
Broker costs	5	3	5
Rental expense	119	123	121
Taxes and duties other than income tax	94	95	105
Promotion and advertising	57	67	68
Third party fees	135	124	133
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II	159	211	185
Other	583	424	462
Total	2,233	1,595	1,665

Commissions on issues of Hellenic Republic Bank Support Plan – Pillar II relate to the fees payable to the Hellenic Republic with respect to the notes issued by the Bank and guaranteed by the Hellenic Republic, in the context of Pillar II of the Hellenic Republic Bank Support Plan, as described in Note 18.

Insurance claims, reserves movement, commissions and reinsurance premium ceded for the years ended December 31 comprised:
	2011	2012	2013
	(EUR in millions)
Reinsurance premiums ceded	75	77	62
Insurance benefits and claims incurred	601	525	355
Reinsurance recoveries	(50)	4	7
Net insurance claims and benefits incurred	551	529	362
Movement in mathematical and other reserves	227	(239)	23
Share of reinsurers	17	2	6
Net movement in mathematical and other reserves	244	(237)	29
Commission expense	108	77	64
Other insurance related expenses	36	24	14
Total	1,014	470	531